Related Party Transactions (Narrative) (Details)	12 Months Ended
	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($) mo $ / shares $ / mo	Aug. 31, 2016 CAD mo $ / mo
Related Party Transactions 1		$ 120,000
Related Party Transactions 2		119,700
Related Party Transactions 3		44,767
Related Party Transactions 4		69,543
Related Party Transactions 5		18,000
Related Party Transactions 6		42,000
Related Party Transactions 7		117,213
Related Party Transactions 8		$ 60,965
Related Party Transactions 9		210,000	210,000
Related Party Transactions 10		462,000	462,000
Related Party Transactions 11		$ 21,000
Related Party Transactions 12 | $ / shares		$ 83,532
Related Party Transactions 13		410,000	410,000
Related Party Transactions 14		1,870,000	1,870,000
Related Party Transactions 15		$ 51,642
Related Party Transactions 16		159,082
Related Party Transactions 17		$ 50,000
Related Party Transactions 18 | mo		15	15
Related Party Transactions 19 | mo		12	12
Related Party Transactions 20		8.00%	8.00%
Related Party Transactions 21 | CAD			CAD 24,720
Related Party Transactions 22		$ 10,333
Related Party Transactions 23 | $ / mo		4,000	4,000
Related Party Transactions 24		$ 8,000
Related Party Transactions 25		331,371
Related Party Transactions 26		$ 22,052
Related Party Transactions 1 | shares	300,000
Related Party Transactions 2 | shares	250,000
Related Party Transactions 3	$ 50,000
Related Party Transactions 4	50,000
Related Party Transactions 5	1,515
Related Party Transactions 6	5,058
Related Party Transactions 7	0
Related Party Transactions 8	1,341
Related Party Transactions 9	42,690
Related Party Transactions 10	$ 331,371